15. INCOME TAXES - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Amortization of intangible assets	$ 90,293	$ 94,366	$ 112,894
Operating loss carryforward	824,040	187,019	46,606
Gross deferred tax assets	914,332	281,385	159,500
Valuation allowance	(914,332)	281,385	159,500
Net deferred tax liability/(asset)